Earnings Per Common Share	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Common Share

NOTE 12.Earnings Per Common Share

Basic income (loss) per common share (“EPS”) is computed based on the weighted average number of common shares outstanding. Diluted income (loss) per common share is computed based on the weighted average number of common shares outstanding plus the impact of common shares issuable from the assumed conversion of OP Units and unvested restricted stock units. Only those instruments having a dilutive impact on the Company’s basic income (loss) per share are included in diluted income (loss) per share during the periods presented.

Certain restricted stock units are considered participating securities, because dividend payments are not forfeited even if the underlying award does not vest, and require use of the two-class method when computing basic and diluted earnings per share.

For the nine months ended September 30, 2026, for basic EPS, the Company elected to use the weighted average number of shares outstanding from the closing date of the IPO through September 30, 2026. For the nine months ended September 30, 2026, basic and diluted EPS is calculated by dividing net income (loss) attributable to common shares after the closing date of the IPO by the basic and diluted weighted average shares outstanding for the period. The pre-IPO net income (loss) of $40 million for the period from January 1, 2026 through March 23, 2026 is deducted from net income (loss) for purposes of EPS.

The following table illustrates the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Three Months Ended	Nine Months Ended
	September 30, 2026	September 30, 2026
Numerator
Net income (loss)	$(5,608)	$37,124
Noncontrolling interests’ share in earnings	1,287	610
Less: Participating securities’ share in earnings	(3)	(7)
Net (income) loss – pre-IPO	—	(39,888)
Net income (loss) applicable to common shares – basic and diluted	$(4,324)	$(2,161)
Denominator
Basic weighted average shares outstanding(1)	225,973	209,482
Diluted weighted average common shares	225,973	209,482
Earnings per common share
Basic	$(0.02)	$(0.01)
Diluted	$(0.02)	$(0.01)
(1)No publicly-listed shares were outstanding as of or during the nine months ended September 30, 2025.

For the three and nine months ended September 30, 2026, all 76 million outstanding OP Units were not included because they were anti-dilutive.